West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	REAL ESTATE — 99.4%
	REITS-CELL TOWERS — 13.4%
18,500	Crown Castle International Corp. - REIT	$1,702,555
6,700	SBA Communications Corp. - REIT	1,341,139
		3,043,694
	REITS-DATA CENTERS — 10.1%
10,000	Digital Realty Trust, Inc. - REIT	1,210,200
1,500	Equinix, Inc. - REIT	1,089,390
		2,299,590
	REITS-DIVERSIFIED — 0.9%
20,000	Armada Hoffler Properties, Inc. - REIT	204,800
	REITS-HEALTH CARE — 11.5%
30,000	Ventas, Inc. - REIT	1,263,900
16,500	Welltower, Inc. - REIT	1,351,680
		2,615,580
	REITS-INDUSTRIAL — 16.3%
27,000	Americold Realty Trust - REIT	821,070
30,000	Plymouth Industrial REIT, Inc. - REIT	628,500
16,000	Prologis, Inc. - REIT	1,795,360
9,000	Rexford Industrial Realty, Inc. - REIT	444,150
		3,689,080
	REITS-OFFICE PROPERTY — 2.4%
26,000	Highwoods Properties Inc	535,860
	REITS-REGIONAL MALLS — 2.6%
5,500	Simon Property Group, Inc. - REIT	594,165
	REITS-RESIDENTIAL — 24.4%
26,000	American Homes 4 Rent - REIT	875,940
6,000	AvalonBay Communities, Inc. - REIT	1,030,440
9,000	Camden Property Trust - REIT	851,220
11,000	Equity Residential - REIT	645,810
33,500	Invitation Homes, Inc. - REIT	1,061,615
9,000	Sun Communities, Inc. - REIT	1,065,060
		5,530,085

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-SHOPPING CENTERS — 7.9%
32,000	CTO Realty Growth, Inc. - REIT	$518,720
28,000	InvenTrust Properties Corp. - REIT	666,680
50,000	SITE Centers Corp. - REIT	616,500
		1,801,900
	REITS-SINGLE TENANT — 1.4%
9,000	NNN REIT, Inc.	318,060
	REITS-STORAGE — 8.5%
6,800	Extra Space Storage, Inc. - REIT	826,744
4,200	Public Storage, Inc. - REIT	1,106,784
		1,933,528
	TOTAL COMMON STOCKS
	(Cost $19,259,942)	22,566,342

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$82,087	UMB Bank Demand Deposit, 0.01%[1]	82,087
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,087)	82,087
	TOTAL INVESTMENTS — 99.8%
	(Cost $19,342,029)	22,648,429
	Other Assets in Excess of Liabilities — 0.2%	50,919
	TOTAL NET ASSETS — 100.0%	$22,699,348

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.